Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Schedule of Revenue
	For six months ended June 30,
	2026	2025
Breakdown of revenue by geography
Asia	3,078	55
Israel	2,603	1,720
USA	459	380
Europe	67	108
Other	1	2
	6,208	2,265

Revenue by product group:
In-Ear Headset systems	3,868	1,008
SST Headset systems	2,318	1,197
Other	22	60
	6,208	2,265

	For six months ended June 30,
	2026	2025
Revenues from key customers, each of which is responsible for 10% or more of the total revenues reported in the Consolidated Financial Statements:
Customer 1	3,038	-
Customer 2	2,057	1,178
	5,095	1,178

	June 30,	December 31,
	2026	2025
Trade receivables balance from key customers:
Customer 1	-	-
Customer 2	1,212	523
	1,212	523